OTHER FINANCIAL INFORMATION	3 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
OTHER FINANCIAL INFORMATION	OTHER FINANCIAL INFORMATION
Prepaid Expense and Other Current Assets
Prepaid expense and other current assets were comprised of the following (in thousands):

	AS OF	AS OF
	MARCH 31, 2024	DECEMBER 31, 2023
Clinical drug substance and product manufacturing (1)	$8,510	$9,888
Clinical trials (2)	8,372	5,409
Licenses	1,044	728
Outside research and development services (3)	552	265
Other	539	366
Prepaid expense and other current assets	$19,017	$16,656
(1) Relates primarily to the Company’s usage of third-party CDMOs for clinical and development efforts. See “Accrued Research and Development Clinical Trial Costs” in Note 1 for further discussion of the components of research and development.
(2) Relates primarily to the Company’s prepayments to third-party CROs for management of clinical trials and prepayments for drug supply to be used in combination with the Company’s therapeutics. See “Accrued Research and Development Clinical Trial Costs” in Note 1 for further discussion of the components of research and development.
(3) Relates to the Company’s usage of third-parties for other research and development efforts. See “Accrued Research and Development Clinical Trial Costs” in Note 1 for further discussion of the components of research and development.
Property and Equipment, Net
Property and equipment, net were comprised of the following (in thousands):

	AS OF	AS OF
	MARCH 31, 2024	DECEMBER 31, 2023
Machinery and equipment	$8,519	$8,480
Furniture, fixtures, and other	542	540
Leasehold improvements	795	441
Computer software	53	53
Construction in process (1)	4,088	3,592
Total property and equipment	13,997	13,106
Less: accumulated depreciation and amortization	(7,031)	(6,687)
Property and equipment, net	$6,966	$6,419
(1) Consists of renovations to the Company’s office space and software not yet placed in service.

Depreciation and amortization expense totaled $0.4 million and $0.3 million for the three months ended March 31, 2024 and March 31, 2023, respectively, and consisted of the following (in thousands):

	THREE MONTHS ENDED MARCH 31,
	2024	2023
Research and development	$256	$237
General and administrative	104	58
Total depreciation and amortization expense	$360	$295
Accrued Expenses
Accrued expenses were comprised of the following (in thousands):

	AS OF	AS OF
	MARCH 31, 2024	DECEMBER 31, 2023
Clinical drug substance and product manufacturing(1)	$29,912	$22,805
Clinical trials(2)	14,105	9,224
Other outside research and development (3)	1,144	1,129
Interest expense	2,344	2,348
Compensation-related	2,100	6,506
Professional fees	1,318	780
Other	406	503
Accrued expenses	$51,329	$43,295
(1) Relates primarily to the Company’s usage of third-party CDMOs for clinical and development efforts. See “Accrued Research and Development Clinical Trial Costs” in Note 1 for further discussion of the components of research and development.
(2) Relates primarily to the Company’s usage of third-party CROs for management of clinical trials. See “Accrued Research and Development Clinical Trial Costs” in Note 1 for further discussion of the components of research and development.
(3) Relates to the Company’s usage of third-parties for other research and development efforts. See “Accrued Research and Development Clinical Trial Costs” in Note 1 for further discussion of the components of research and development.
OTHER FINANCIAL INFORMATION
Prepaid Expense and Other Current Assets
Prepaid expense and other current assets were comprised of the following (in thousands):

	AS OF DECEMBER 31,
	2023	2022
Clinical drug substance and product manufacturing (1)	$9,888	$1,171
Clinical trials (2)	5,409	4,294
Licenses	728	493
Outside research and development services (3)	265	232
Other	366	181
Prepaid expense and other current assets	$16,656	$6,371
(1) Relates primarily to the Company’s usage of third-party CDMOs for clinical and development efforts. See “Accrued Research and Development Clinical Trial Costs” in Note 1 for further discussion of the components of research and development.
(2) Relates primarily to the Company’s prepayments to third-party CROs for management of clinical trials and prepayments for drug supply to be used in combination with the Company’s therapeutics. See “Accrued Research and Development Clinical Trial Costs” in Note 1 for further discussion of the components of research and development.
(3) Relates to the Company’s usage of third parties for other research and development efforts. See “Accrued Research and Development Clinical Trial Costs” in Note 1 for further discussion of the components of research and development.
Property and Equipment, Net
Property and equipment, net were comprised of the following (in thousands):

	AS OF DECEMBER 31,
	2023	2022
Machinery and equipment	$8,480	$7,023
Furniture, fixtures and other	540	524
Leasehold improvements	441	441
Computer software	53	53
Construction in process (1)	3,592	—
Total property and equipment	13,106	8,041
Less: accumulated depreciation and amortization	(6,687)	(5,540)
Property and equipment, net	$6,419	$2,501
(1) As of December 31, 2023, consists of renovations to the Company’s office space and software not yet placed in service.
Depreciation and amortization expense totaled $1.2 million for each of the years ended December 31, 2023 and December 31, 2022, and consisted of the following (in thousands):

	YEAR ENDED DECEMBER 31,
	2023	2022
Research and development	$992	$1,003
General and administrative	199	222
Total depreciation and amortization expense	$1,191	$1,225
Accrued Expenses
Accrued expenses were comprised of the following (in thousands):

	AS OF DECEMBER 31,
	2023	2022

Clinical drug substance and product manufacturing (1)	$22,805	$5,381
Clinical trials (2)	9,224	4,527
Compensation expense	6,506	3,374
Interest expense	2,348	2,124
Other outside research and development (3)	1,129	1,164
Professional fees	780	428
Other	503	226
Accrued expenses	$43,295	$17,224
(1) Relates primarily to the Company’s usage of third-party CDMOs for clinical and development efforts. See Note 1 for further discussion of the components of research and development.
(2) Relates primarily to the Company’s usage of third-party CROs for management of clinical trials. See Note 1 for further discussion of the components of research and development.
(3) Relates to the Company’s usage of third parties for other research and development efforts. See “Accrued Research and Development Clinical Trial Costs” in Note 1 for further discussion of the components of research and development.